FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA-6
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA-6
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA-6
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-6 (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Large Cap Growth Class A Shares (1)	MFS® Growth Initial Class (1)
AB Relative Value Class A Shares (1)	MFS® Investors Trust Initial Class (1)
Alger Growth & Income Class I-2 Shares (1)	MFS® Research Initial Class (1)
BNY Mellon Small Cap Initial Shares (1)	MS VIF Emerging Markets Equity Class I Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	MS VIF Global Strategist Class I Shares (1)
Invesco V.I. High Yield Series I Shares (1)	TA BlackRock Government Money Market Initial Class (1)
Janus Henderson - Balanced Institutional Shares (1)	TA WMC US Growth Initial Class (1)
Janus Henderson - Global Research Institutional Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA-6
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	46,083.641	$2,924,829	$4,265,041	$(9)	$4,265,032	47,389	$90.000545	$90.000545
AB Relative Value Class A Shares	46,132.064	1,350,885	1,464,232	1	1,464,233	22,450	65.222039	65.222039
Alger Growth & Income Class I-2 Shares	107,096.621	2,336,984	3,761,233	(4)	3,761,229	45,953	81.849245	81.849245
BNY Mellon Small Cap Initial Shares	18,197.474	809,357	873,479	(3)	873,476	25,744	33.929935	33.929935
BNY Mellon VIF Appreciation Initial Shares	64,200.514	2,260,219	2,161,631	8	2,161,639	34,092	63.405312	63.405312
Invesco V.I. High Yield Series I Shares	56,754.511	287,031	269,016	-	269,016	171,726	1.566540	1.566540
Janus Henderson - Balanced Institutional Shares	92,538.550	3,416,191	5,169,203	(33)	5,169,170	67,981	76.038639	76.038639
Janus Henderson - Global Research Institutional Shares	30,081.103	1,477,326	2,396,561	3	2,396,564	45,831	52.291735	52.291735
MFS® Growth Initial Class	33,945.950	1,998,029	2,303,233	1	2,303,234	23,980	96.049379	96.049379
MFS® Investors Trust Initial Class	41,891.082	1,213,054	1,095,871	6	1,095,877	19,350	56.634345	56.634345
MFS® Research Initial Class	15,951.810	466,097	486,371	(2)	486,369	7,519	64.688209	64.688209
MS VIF Emerging Markets Equity Class I Shares	18,160.502	257,200	319,080	-	319,080	8,699	36.678464	36.678464
MS VIF Global Strategist Class I Shares	33,567.060	316,261	350,440	-	350,440	14,662	23.901650	23.901650
TA BlackRock Government Money Market Initial Class	1,015,298.840	1,015,299	1,015,299	(105)	1,015,194	846,213	1.199690	1.199690
TA WMC US Growth Initial Class	346,494.426	11,905,001	14,504,257	46	14,504,303	128,372	112.986459	112.986459

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA-6
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class A Shares	$4,265,032	$-	$4,265,032
AB Relative Value Class A Shares	1,446,807	17,426	1,464,233
Alger Growth & Income Class I-2 Shares	3,755,862	5,367	3,761,229
BNY Mellon Small Cap Initial Shares	870,814	2,662	873,476
BNY Mellon VIF Appreciation Initial Shares	2,112,578	49,061	2,161,639
Invesco V.I. High Yield Series I Shares	267,519	1,497	269,016
Janus Henderson - Balanced Institutional Shares	5,053,517	115,653	5,169,170
Janus Henderson - Global Research Institutional Shares	2,396,564	-	2,396,564
MFS® Growth Initial Class	2,303,234	-	2,303,234
MFS® Investors Trust Initial Class	1,091,301	4,576	1,095,877
MFS® Research Initial Class	486,369	-	486,369
MS VIF Emerging Markets Equity Class I Shares	319,080	-	319,080
MS VIF Global Strategist Class I Shares	350,440	-	350,440
TA BlackRock Government Money Market Initial Class	964,550	50,644	1,015,194
TA WMC US Growth Initial Class	14,385,413	118,890	14,504,303

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA-6
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Large Cap Growth Class A Shares	AB Relative Value Class A Shares	Alger Growth & Income Class I-2 Shares	BNY Mellon Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,374,208	$ 1,338,955	$ 2,987,518	$ 1,061,851

Investment Income:
Reinvested Dividends	2,044	20,224	19,224	7,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,516	19,029	43,598	13,899
Net Investment Income (Loss)	(48,472)	1,195	(24,374)	(6,692)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,470	48,042	11,338	-
Realized Gain (Loss) on Investments	181,957	6,915	210,100	63,584
Net Realized Capital Gains (Losses) on Investments	333,427	54,957	221,438	63,584
Net Change in Unrealized Appreciation (Depreciation)	491,062	95,271	417,093	(22,823)
Net Gain (Loss) on Investment	824,489	150,228	638,531	40,761

Net Increase (Decrease) in Net Assets Resulting from Operations	776,017	151,423	614,157	34,069

Increase (Decrease) in Net Assets from Contract Transactions	(217,419)	(15,553)	(245,687)	(229,909)

Total Increase (Decrease) in Net Assets	558,598	135,870	368,470	(195,840)

Net Assets as of December 31, 2024:	$ 3,932,806	$ 1,474,825	$ 3,355,988	$ 866,011

Investment Income:
Reinvested Dividends	-	16,019	54,990	5,707
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,277	19,093	46,732	11,468
Net Investment Income (Loss)	(54,277)	(3,074)	8,258	(5,761)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	350,606	116,715	421,101	-
Realized Gain (Loss) on Investments	79,658	(3,354)	189,052	7,131
Net Realized Capital Gains (Losses) on Investments	430,264	113,361	610,153	7,131
Net Change in Unrealized Appreciation (Depreciation)	73,905	(5,067)	4,762	76,922
Net Gain (Loss) on Investment	504,169	108,294	614,915	84,053

Net Increase (Decrease) in Net Assets Resulting from Operations	449,892	105,220	623,173	78,292

Increase (Decrease) in Net Assets from Contract Transactions	(117,666)	(115,812)	(217,932)	(70,827)

Total Increase (Decrease) in Net Assets	332,226	(10,592)	405,241	7,465

Net Assets as of December 31, 2025:	$ 4,265,032	$ 1,464,233	$ 3,761,229	$ 873,476

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-6
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon VIF Appreciation Initial Shares	Invesco V.I. High Yield Series I Shares	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Research Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,197,023	$ 281,374	$ 5,178,406	$ 2,041,422

Investment Income:
Reinvested Dividends	9,357	14,071	112,174	16,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,900	3,624	73,191	29,710
Net Investment Income (Loss)	(20,543)	10,447	38,983	(13,091)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	164,134	-	-	71,810
Realized Gain (Loss) on Investments	(38,499)	(4,347)	312,040	175,891
Net Realized Capital Gains (Losses) on Investments	125,635	(4,347)	312,040	247,701
Net Change in Unrealized Appreciation (Depreciation)	134,099	10,142	351,464	197,008
Net Gain (Loss) on Investment	259,734	5,795	663,504	444,709

Net Increase (Decrease) in Net Assets Resulting from Operations	239,191	16,242	702,487	431,618

Increase (Decrease) in Net Assets from Contract Transactions	(289,361)	(46,021)	(583,787)	(269,829)

Total Increase (Decrease) in Net Assets	(50,170)	(29,779)	118,700	161,789

Net Assets as of December 31, 2024:	$ 2,146,853	$ 251,595	$ 5,297,106	$ 2,203,211

Investment Income:
Reinvested Dividends	7,879	18,544	106,827	17,253
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,937	3,476	71,468	31,313
Net Investment Income (Loss)	(21,058)	15,068	35,359	(14,060)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	324,873	-	179,581	199,498
Realized Gain (Loss) on Investments	(29,138)	(504)	426,274	157,209
Net Realized Capital Gains (Losses) on Investments	295,735	(504)	605,855	356,707
Net Change in Unrealized Appreciation (Depreciation)	(94,923)	(1,138)	44,977	69,050
Net Gain (Loss) on Investment	200,812	(1,642)	650,832	425,757

Net Increase (Decrease) in Net Assets Resulting from Operations	179,754	13,426	686,191	411,697

Increase (Decrease) in Net Assets from Contract Transactions	(164,968)	3,995	(814,127)	(218,344)

Total Increase (Decrease) in Net Assets	14,786	17,421	(127,936)	193,353

Net Assets as of December 31, 2025:	$ 2,161,639	$ 269,016	$ 5,169,170	$ 2,396,564

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-6
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Growth Initial Class	MFS® Investors Trust Initial Class	MFS® Research Initial Class	MS VIF Emerging Markets Equity Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,722,320	$ 1,041,223	$ 422,357	$ 252,125

Investment Income:
Reinvested Dividends	-	7,039	2,543	3,616
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,736	14,293	5,943	3,598
Net Investment Income (Loss)	(26,736)	(7,254)	(3,400)	18

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,691	71,621	24,455	-
Realized Gain (Loss) on Investments	68,334	80,111	15,598	(1,177)
Net Realized Capital Gains (Losses) on Investments	220,025	151,732	40,053	(1,177)
Net Change in Unrealized Appreciation (Depreciation)	307,520	33,618	33,686	17,283
Net Gain (Loss) on Investment	527,545	185,350	73,739	16,106

Net Increase (Decrease) in Net Assets Resulting from Operations	500,809	178,096	70,339	16,124

Increase (Decrease) in Net Assets from Contract Transactions	(115,003)	(211,407)	(52,695)	(4,754)

Total Increase (Decrease) in Net Assets	385,806	(33,311)	17,644	11,370

Net Assets as of December 31, 2024:	$ 2,108,126	$ 1,007,912	$ 440,001	$ 263,495

Investment Income:
Reinvested Dividends	-	16,757	4,427	1,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,173	13,888	6,106	3,863
Net Investment Income (Loss)	(29,173)	2,869	(1,679)	(2,676)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	393,694	428,850	108,497	9,854
Realized Gain (Loss) on Investments	35,170	10,003	1,821	1,656
Net Realized Capital Gains (Losses) on Investments	428,864	438,853	110,318	11,510
Net Change in Unrealized Appreciation (Depreciation)	(176,499)	(323,685)	(58,785)	70,979
Net Gain (Loss) on Investment	252,365	115,168	51,533	82,489

Net Increase (Decrease) in Net Assets Resulting from Operations	223,192	118,037	49,854	79,813

Increase (Decrease) in Net Assets from Contract Transactions	(28,084)	(30,072)	(3,486)	(24,228)

Total Increase (Decrease) in Net Assets	195,108	87,965	46,368	55,585

Net Assets as of December 31, 2025:	$ 2,303,234	$ 1,095,877	$ 486,369	$ 319,080

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-6
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MS VIF Global Strategist Class I Shares	TA BlackRock Government Money Market Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 309,942	$ 1,459,582	$ 11,156,304

Investment Income:
Reinvested Dividends	-	64,592	1,363
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,235	17,677	166,334
Net Investment Income (Loss)	(4,235)	46,915	(164,971)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,110,219
Realized Gain (Loss) on Investments	(5,037)	-	542,796
Net Realized Capital Gains (Losses) on Investments	(5,037)	-	1,653,015
Net Change in Unrealized Appreciation (Depreciation)	28,051	-	1,443,478
Net Gain (Loss) on Investment	23,014	-	3,096,493

Net Increase (Decrease) in Net Assets Resulting from Operations	18,779	46,915	2,931,522

Increase (Decrease) in Net Assets from Contract Transactions	(24,475)	(266,169)	(1,034,045)

Total Increase (Decrease) in Net Assets	(5,696)	(219,254)	1,897,477

Net Assets as of December 31, 2024:	$ 304,246	$ 1,240,328	$ 13,053,781

Investment Income:
Reinvested Dividends	-	47,091	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,397	15,762	180,279
Net Investment Income (Loss)	(4,397)	31,329	(180,279)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,414	-	2,198,982
Realized Gain (Loss) on Investments	(384)	-	376,200
Net Realized Capital Gains (Losses) on Investments	11,030	-	2,575,182
Net Change in Unrealized Appreciation (Depreciation)	41,497	-	(319,576)
Net Gain (Loss) on Investment	52,527	-	2,255,606

Net Increase (Decrease) in Net Assets Resulting from Operations	48,130	31,329	2,075,327

Increase (Decrease) in Net Assets from Contract Transactions	(1,936)	(256,463)	(624,805)

Total Increase (Decrease) in Net Assets	46,194	(225,134)	1,450,522

Net Assets as of December 31, 2025:	$ 350,440	$ 1,015,194	$ 14,504,303

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA-6 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® and Catalyst℠ Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Funds	BNY Mellon Variable Investment Funds
BNY Mellon Small Cap Initial Shares	BNY Mellon Small Cap Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
BNY Mellon Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class A Shares	$350,606	$171,943
AB Relative Value Class A Shares	253,236	255,407
Alger Growth & Income Class I-2 Shares	476,136	264,708
BNY Mellon Small Cap Initial Shares	6,779	83,366
BNY Mellon VIF Appreciation Initial Shares	334,441	195,595
Invesco V.I. High Yield Series I Shares	25,115	6,055
Janus Henderson - Balanced Institutional Shares	295,772	894,955
Janus Henderson - Global Research Institutional Shares	217,753	250,660
MFS® Growth Initial Class	408,505	72,068
MFS® Investors Trust Initial Class	452,985	51,339
MFS® Research Initial Class	112,925	9,592
MS VIF Emerging Markets Equity Class I Shares	11,160	28,210
MS VIF Global Strategist Class I Shares	12,581	7,500
TA BlackRock Government Money Market Initial Class	190,880	415,991
TA WMC US Growth Initial Class	2,231,728	837,837

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class A Shares	-	(1,391)	(1,391)	200	(3,140)	(2,940)
AB Relative Value Class A Shares	1,943	(4,141)	(2,198)	2,463	(2,768)	(305)
Alger Growth & Income Class I-2 Shares	1	(2,927)	(2,926)	386	(4,166)	(3,780)
BNY Mellon Small Cap Initial Shares	35	(2,241)	(2,206)	734	(8,157)	(7,423)
BNY Mellon VIF Appreciation Initial Shares	32	(2,713)	(2,681)	531	(5,642)	(5,111)
Invesco V.I. High Yield Series I Shares	4,324	(1,725)	2,599	4,397	(36,305)	(31,908)
Janus Henderson - Balanced Institutional Shares	173	(11,311)	(11,138)	549	(9,512)	(8,963)
Janus Henderson - Global Research Institutional Shares	23	(4,460)	(4,437)	20	(6,542)	(6,522)
MFS® Growth Initial Class	161	(478)	(317)	136	(1,586)	(1,450)
MFS® Investors Trust Initial Class	149	(742)	(593)	118	(4,469)	(4,351)
MFS® Research Initial Class	-	(55)	(55)	-	(952)	(952)
MS VIF Emerging Markets Equity Class I Shares	5	(731)	(726)	64	(232)	(168)
MS VIF Global Strategist Class I Shares	53	(137)	(84)	176	(1,357)	(1,181)
TA BlackRock Government Money Market Initial Class	123,154	(338,533)	(215,379)	5,770	(238,832)	(233,062)
TA WMC US Growth Initial Class	369	(6,237)	(5,868)	1,272	(13,042)	(11,770)

Change in Unit Dollars

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class A Shares	$-	$(117,666)	$(117,666)	$14,779	$(232,198)	$(217,419)
AB Relative Value Class A Shares	121,466	(237,278)	(115,812)	148,417	(163,970)	(15,553)
Alger Growth & Income Class I-2 Shares	65	(217,997)	(217,932)	22,036	(267,723)	(245,687)
BNY Mellon Small Cap Initial Shares	1,136	(71,963)	(70,827)	21,023	(250,932)	(229,909)
BNY Mellon VIF Appreciation Initial Shares	1,902	(166,870)	(164,968)	31,100	(320,461)	(289,361)
Invesco V.I. High Yield Series I Shares	6,631	(2,636)	3,995	6,356	(52,377)	(46,021)
Janus Henderson - Balanced Institutional Shares	12,308	(826,435)	(814,127)	35,492	(619,279)	(583,787)
Janus Henderson - Global Research Institutional Shares	1,086	(219,430)	(218,344)	793	(270,622)	(269,829)
MFS® Growth Initial Class	15,195	(43,279)	(28,084)	10,178	(125,181)	(115,003)
MFS® Investors Trust Initial Class	7,979	(38,051)	(30,072)	5,633	(217,040)	(211,407)
MFS® Research Initial Class	-	(3,486)	(3,486)	-	(52,695)	(52,695)
MS VIF Emerging Markets Equity Class I Shares	155	(24,383)	(24,228)	1,800	(6,554)	(4,754)
MS VIF Global Strategist Class I Shares	1,203	(3,139)	(1,936)	3,556	(28,031)	(24,475)
TA BlackRock Government Money Market Initial Class	144,991	(401,454)	(256,463)	6,624	(272,793)	(266,169)
TA WMC US Growth Initial Class	35,455	(660,260)	(624,805)	109,801	(1,143,846)	(1,034,045)

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Large Cap Growth Class A Shares
12/31/2025	47,389	$90.00	to	$90.00	$ 4,265,032	-%	1.35%	to	1.35%	11.63%	to	11.63%
12/31/2024	48,780	80.62	to	80.62	3,932,806	0.05	1.35	to	1.35	23.58	to	23.58
12/31/2023	51,720	65.24	to	65.24	3,374,208	-	1.35	to	1.35	33.33	to	33.33
12/31/2022	56,435	48.93	to	48.93	2,761,344	-	1.35	to	1.35	(29.46)	to	(29.46)
12/31/2021	63,241	69.37	to	69.37	4,386,692	-	1.35	to	1.35	27.26	to	27.26
AB Relative Value Class A Shares
12/31/2025	22,450	65.22	to	65.22	1,464,233	1.12	1.35	to	1.35	9.00	to	9.00
12/31/2024	24,648	59.84	to	59.84	1,474,825	1.43	1.35	to	1.35	11.51	to	11.51
12/31/2023	24,953	53.66	to	53.66	1,338,955	1.45	1.35	to	1.35	10.54	to	10.54
12/31/2022	30,027	48.54	to	48.54	1,457,605	1.41	1.35	to	1.35	(5.47)	to	(5.47)
12/31/2021	32,040	51.35	to	51.35	1,645,277	0.84	1.35	to	1.35	26.45	to	26.45
Alger Growth & Income Class I-2 Shares
12/31/2025	45,953	81.85	to	81.85	3,761,229	1.58	1.35	to	1.35	19.21	to	19.21
12/31/2024	48,879	68.66	to	68.66	3,355,988	0.59	1.35	to	1.35	21.02	to	21.02
12/31/2023	52,659	56.73	to	56.73	2,987,518	1.39	1.35	to	1.35	22.28	to	22.28
12/31/2022	57,199	46.39	to	46.39	2,653,736	1.40	1.35	to	1.35	(16.11)	to	(16.11)
12/31/2021	62,123	55.30	to	55.30	3,435,667	1.14	1.35	to	1.35	29.91	to	29.91
BNY Mellon Small Cap Initial Shares
12/31/2025	25,744	33.93	to	33.93	873,476	0.67	1.35	to	1.35	9.51	to	9.51
12/31/2024	27,950	30.98	to	30.98	866,011	0.70	1.35	to	1.35	3.22	to	3.22
12/31/2023	35,373	30.02	to	30.02	1,061,851	0.31	1.35	to	1.35	7.83	to	7.83
12/31/2022	33,054	27.84	to	27.84	920,194	-	1.35	to	1.35	(17.73)	to	(17.73)
12/31/2021	34,714	33.84	to	33.84	1,174,638	0.11	1.35	to	1.35	14.91	to	14.91
BNY Mellon VIF Appreciation Initial Shares
12/31/2025	34,092	63.41	to	63.41	2,161,639	0.36	1.35	to	1.35	8.61	to	8.61
12/31/2024	36,773	58.38	to	58.38	2,146,853	0.42	1.35	to	1.35	11.30	to	11.30
12/31/2023	41,884	52.46	to	52.46	2,197,023	0.71	1.35	to	1.35	19.36	to	19.36
12/31/2022	47,659	43.95	to	43.95	2,094,404	0.67	1.35	to	1.35	(19.15)	to	(19.15)
12/31/2021	50,467	54.36	to	54.36	2,743,289	0.44	1.35	to	1.35	25.44	to	25.44
Invesco V.I. High Yield Series I Shares
12/31/2025	171,726	1.57	to	1.57	269,016	7.15	1.35	to	1.35	5.31	to	5.31
12/31/2024	169,127	1.49	to	1.49	251,595	5.24	1.35	to	1.35	6.29	to	6.29
12/31/2023	201,035	1.40	to	1.40	281,374	5.17	1.35	to	1.35	8.71	to	8.71
12/31/2022	221,384	1.29	to	1.29	285,023	4.52	1.35	to	1.35	(10.76)	to	(10.76)
12/31/2021	265,963	1.44	to	1.44	383,691	4.55	1.35	to	1.35	2.99	to	2.99
Janus Henderson - Balanced Institutional Shares
12/31/2025	67,981	76.04	to	76.04	5,169,170	2.00	1.35	to	1.35	13.57	to	13.57
12/31/2024	79,119	66.95	to	66.95	5,297,106	2.07	1.35	to	1.35	13.88	to	13.88
12/31/2023	88,082	58.79	to	58.79	5,178,406	2.07	1.35	to	1.35	13.88	to	13.88
12/31/2022	101,244	51.62	to	51.62	5,226,703	1.39	1.35	to	1.35	(17.51)	to	(17.51)
12/31/2021	111,303	62.59	to	62.59	6,965,911	1.11	1.35	to	1.35	15.63	to	15.63
Janus Henderson - Global Research Institutional Shares
12/31/2025	45,831	52.29	to	52.29	2,396,564	0.74	1.35	to	1.35	19.31	to	19.31
12/31/2024	50,268	43.83	to	43.83	2,203,211	0.75	1.35	to	1.35	21.93	to	21.93
12/31/2023	56,790	35.95	to	35.95	2,041,422	0.91	1.35	to	1.35	25.09	to	25.09
12/31/2022	62,769	28.74	to	28.74	1,803,700	1.61	1.35	to	1.35	(20.48)	to	(20.48)
12/31/2021	69,422	36.14	to	36.14	2,508,761	0.51	1.35	to	1.35	16.52	to	16.52

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

MFS® Growth Initial Class
12/31/2025	23,980	$96.05	to	$96.05	$ 2,303,234	-%	1.35%	to	1.35%	10.70%	to	10.70%
12/31/2024	24,297	86.76	to	86.76	2,108,126	-	1.35	to	1.35	29.71	to	29.71
12/31/2023	25,747	66.89	to	66.89	1,722,320	-	1.35	to	1.35	34.06	to	34.06
12/31/2022	28,313	49.90	to	49.90	1,412,761	-	1.35	to	1.35	(32.54)	to	(32.54)
12/31/2021	34,082	73.97	to	73.97	2,521,090	-	1.35	to	1.35	21.89	to	21.89
MFS® Investors Trust Initial Class
12/31/2025	19,350	56.63	to	56.63	1,095,877	1.62	1.35	to	1.35	12.06	to	12.06
12/31/2024	19,943	50.54	to	50.54	1,007,912	0.66	1.35	to	1.35	17.92	to	17.92
12/31/2023	24,294	42.86	to	42.86	1,041,223	0.73	1.35	to	1.35	17.40	to	17.40
12/31/2022	25,530	36.51	to	36.51	932,002	0.65	1.35	to	1.35	(17.60)	to	(17.60)
12/31/2021	29,087	44.30	to	44.30	1,288,674	0.59	1.35	to	1.35	25.12	to	25.12
MFS® Research Initial Class
12/31/2025	7,519	64.69	to	64.69	486,369	0.97	1.35	to	1.35	11.35	to	11.35
12/31/2024	7,574	58.10	to	58.10	440,001	0.58	1.35	to	1.35	17.28	to	17.28
12/31/2023	8,526	49.54	to	49.54	422,357	0.53	1.35	to	1.35	20.79	to	20.79
12/31/2022	8,960	41.01	to	41.01	367,432	0.43	1.35	to	1.35	(18.31)	to	(18.31)
12/31/2021	11,428	50.20	to	50.20	573,711	0.54	1.35	to	1.35	23.14	to	23.14
MS VIF Emerging Markets Equity Class I Shares
12/31/2025	8,699	36.68	to	36.68	319,080	0.41	1.35	to	1.35	31.19	to	31.19
12/31/2024	9,425	27.96	to	27.96	263,495	1.35	1.35	to	1.35	6.37	to	6.37
12/31/2023	9,593	26.28	to	26.28	252,125	1.61	1.35	to	1.35	10.49	to	10.49
12/31/2022	9,945	23.79	to	23.79	236,572	0.42	1.35	to	1.35	(26.08)	to	(26.08)
12/31/2021	11,783	32.18	to	32.18	379,170	0.83	1.35	to	1.35	1.61	to	1.61
MS VIF Global Strategist Class I Shares
12/31/2025	14,662	23.90	to	23.90	350,440	-	1.35	to	1.35	15.84	to	15.84
12/31/2024	14,746	20.63	to	20.63	304,246	-	1.35	to	1.35	6.03	to	6.03
12/31/2023	15,927	19.46	to	19.46	309,942	1.72	1.35	to	1.35	12.55	to	12.55
12/31/2022	17,598	17.29	to	17.29	304,264	-	1.35	to	1.35	(18.05)	to	(18.05)
12/31/2021	18,634	21.10	to	21.10	393,103	1.83	1.35	to	1.35	6.92	to	6.92
TA BlackRock Government Money Market Initial Class
12/31/2025	846,213	1.20	to	1.20	1,015,194	4.02	1.35	to	1.35	2.68	to	2.68
12/31/2024	1,061,592	1.17	to	1.17	1,240,328	4.93	1.35	to	1.35	3.63	to	3.63
12/31/2023	1,294,654	1.13	to	1.13	1,459,582	4.77	1.35	to	1.35	3.47	to	3.47
12/31/2022	1,217,766	1.09	to	1.09	1,326,889	1.40	1.35	to	1.35	0.06	to	0.06
12/31/2021	1,100,171	1.09	to	1.09	1,198,074	-	1.35	to	1.35	(1.32)	to	(1.32)
TA WMC US Growth Initial Class
12/31/2025	128,372	112.99	to	112.99	14,504,303	-	1.35	to	1.35	16.19	to	16.19
12/31/2024	134,240	97.24	to	97.24	13,053,781	0.01	1.35	to	1.35	27.27	to	27.27
12/31/2023	146,010	76.41	to	76.41	11,156,304	0.04	1.35	to	1.35	40.20	to	40.20
12/31/2022	163,031	54.50	to	54.50	8,885,293	-	1.35	to	1.35	(32.26)	to	(32.26)
12/31/2021	177,720	80.46	to	80.46	14,298,733	0.08	1.35	to	1.35	19.06	to	19.06

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.   TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA-6
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.